Investments In and Receivables from Affiliates (Tables)	12 Months Ended
Oct. 29, 2017
Investments In and Receivables from Affiliates
Schedule of investments in and receivables from affiliates

(in thousands)	Segment	% Owned	October 29, 2017	October 30, 2016
MegaMex Foods, LLC	Grocery Products	50%	$ 177,657	$ 180,437

Foreign joint ventures	International & Other	Various (26 – 40%)	64,712	59,153

Total			$ 242,369	$ 239,590

Schedule of equity in earnings of affiliates
(in thousands)	Segment	2017	2016	2015

MegaMex Foods, LLC	Grocery Products	$ 31,357	$ 30,651	$ 26,849

Foreign joint ventures	International & Other	8,233	8,034	(2,962)

Total		$ 39,590	$ 38,685	$ 23,887